TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key management personnel £ in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£) deposits loans	Dec. 31, 2024 GBP (£) deposits loans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	7	6
Number of secured loans, unsecured loans and overdrafts, net movements | loans	2	1
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	9	7
Beginning balance	£ 728	£ 891
Net movements	340	(163)
Ending balance	£ 1,068	£ 728
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	16	13
Number of deposit, bank and instant access accounts and investments, net movements | deposits	3	3
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	19	16
Beginning balance	£ 1,271	£ 1,176
Net movements	785	95
Ending balance	£ 2,056	£ 1,271